Income Taxes - Components of Income Taxes Benefit and Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current:
U.S. federal	$ 1,409	$ (4,000)	$ 319
State	2,776	2,772	2,610
Foreign	3,025	5,420	2,597
Total current provision	7,210	4,192	5,526
Deferred:
U.S. federal	10,505	(4,671)	(36,854)
State	(913)	236	(3,243)
Foreign	(1,848)	10,435	9,377
Change in valuation allowance	2,925	(16,438)	7,913
Total deferred (benefit) provision	10,669	(10,438)	(22,807)
Total (benefit) provision	$ 17,879	$ (6,246)	$ (17,281)